FINANCE COSTS - Finance costs related to long-term debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance costs related to long-term debt [abstract]
Gross finance costs related to long-term debt	$ 222	$ 228
Less: Borrowing costs capitalized at a rate of 4.4% (2016 - 4.4%)	12	24
Finance costs related to long-term debt	$ 210	$ 204